Summary of Activity with NCM Included in Company's Condensed Consolidated Financial Statements (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Net amounts to Company's beverage concessionaire	$ 2,435	$ 11,063	$ 10,733	$ 10,156